Selected Statement of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income:
Interest on bank deposits and short-term investments	$ 262	$ 110	$ 172
Interest on non-current trade receivables	58
Non-dollar currency gains, net			147
Income from marketable securities			83
Realized gain from sale of available-for-sale securities		3
Other Nonoperating Income	320	113	402
Expenses:
Non-dollar currency losses, net	(99)	(8)
Interest	(60)
Unrealized loss from marketable securities	(34)	(1)
Realized loss from sale of marketable securities	(11)
Bank commissions and charges	(23)	(49)	(23)
Other Nonoperating Expense	(227)	(58)	(23)
Financial income (expense) - net	$ 93	$ 55	$ 379